Equity (Details) ¥ / shares in Units, ¥ in Millions				1 Months Ended	12 Months Ended
	Oct. 01, 2014 shares	Apr. 01, 2014	Oct. 01, 2013 shares	Oct. 31, 2014 shares	Mar. 31, 2016 JPY (¥) ¥ / shares shares	Mar. 31, 2015 JPY (¥) shares	Mar. 31, 2014 JPY (¥)	Sep. 30, 2014	Sep. 30, 2013
Equity
Percentage of cash dividends that must be appropriated as a legal reserve					10.00%
Appropriated legal reserve not required after percentage limit is achieved					25.00%
Appropriated legal reserve, minimum actual percentage of stated capital					25.00%
Amount of statutory retained earnings of the Company available for dividend payments to shareholders | ¥					¥ 166,429	¥ 185,289
Retained earnings, cash dividends | ¥					¥ 11,864
Retained earnings, cash dividends per share | ¥ / shares					¥ 40
Purchase of treasury stock, value | ¥					¥ 12,133	¥ 2,159	¥ 2,838
Treasury stock, shares | shares					1,541,210	9,636
Treasury stock, at cost, value | ¥					¥ 12,111	¥ 27
Stock split ratio		2
Retained earnings relating to equity in undistributed earnings of accumulated deficit of equity method investee | ¥					167	155	168
Nidec Copal
Equity
Purchase of additional interests in subsidiaries, percentage owned by parent company			100.00%						66.50%
Nidec Copal | Share Exchange Transaction
Equity
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange | shares			4,856,764
Nidec Tosok
Equity
Purchase of additional interests in subsidiaries, percentage owned by parent company			100.00%						72.30%
Nidec Tosok | Share Exchange Transaction
Equity
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange | shares			2,624,000
Nidec Copal Electronics
Equity
Purchase of additional interests in subsidiaries, percentage owned by parent company	100.00%							65.40%
Nidec Copal Electronics | Share Exchange Transaction
Equity
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange | shares	3,160,575			3,160,575
Nidec-Read
Equity
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange | shares				1,421,498
Purchase of additional interests in subsidiaries, percentage owned by parent company	100.00%							65.50%
Nidec-Read | Share Exchange Transaction
Equity
Purchase of additional interests in subsidiaries, shares of common stock held in treasury allocated for the share exchange | shares	1,421,498
Treasury stock, at cost
Equity
Purchase of treasury stock, value | ¥					¥ 12,133	¥ 2,159	¥ 2,838
NIDEC | Treasury stock, at cost
Equity
Treasury stock, shares | shares					1,541,210	36
Treasury stock, at cost, value | ¥					¥ 12,111	¥ 0
Repurchase at Board of Directors Meetings Resolution
Equity
Purchase of treasury stock, shares | shares					1,530,000
Purchase of treasury stock, value | ¥					¥ 12,013